Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0	$ 0
Property, Plant and Equipment
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	0	(4,148)
Inventory
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	0	29,835
Biological assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	0	(8,093)
Net Investment in Subleases
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(4,183)	(4,914)
Intangible Assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(14,099)	(16,230)
Lease liabilities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	18,324	465
Marketable Securities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	0	3,159
Fair Value of Derivatives
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(42)	(83)
Equity Accounted Investee
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 0	$ 9